Debt ($109.5 million vendor financing loan agreement) (Details) - USD ($)			1 Months Ended
		May 17, 2013	May 31, 2013	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Due to related parties				$ 160,300,000	$ 306,000,000
Seadrill | Vendor Financing Loan
Debt Instrument [Line Items]
Due to related parties	[1]			$ 0	$ 109,500,000
$109.5 T-15 vendor financing facility | Seadrill | Vendor Financing Loan
Debt Instrument [Line Items]
Debt face amount			$ 109,500,000.0
Due to related parties		$ 109,500,000	$ 109,500,000
Variable rate basis on debt issuance		LIBOR
Basis spread (as percent)		5.00%
$109.5 T-15 vendor financing facility | Seadrill | London Interbank Offered Rate (LIBOR) | Vendor Financing Loan
Debt Instrument [Line Items]
Basis spread (as percent)			5.00%
$109.5 T-15 vendor financing facility | Seadrill | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate basis on debt issuance			LIBOR

[1]	$109.5 million Vendor financing loan - On May 17, 2013, Seadrill Operating LP borrowed from Seadrill $109.5 million as vendor financing to fund the acquisition of the T-15. The loan bore interest at a rate of LIBOR plus a margin of 5% and was repaid in May 2016.